Equity Incentive Plan (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-based Compensation Expense	$ 1,905,408	$ 0
Stock Option
Research And Development	354,201
General And Administrative	1,551,207
Stock-based Compensation Expense	$ 1,905,408